Additional information - Financial Statement Schedule I - Condensed statement of changes in equity (Details)	12 Months Ended
	Jun. 30, 2022 GBP (£)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 GBP (£)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 GBP (£)	Jun. 30, 2020 USD ($)
Balance at beginning of the year	£ 272,512,000		£ 351,232,000		£ 415,202,000
(Loss)/profit for the year	(115,510,000)		(92,216,000)		(23,233,000)
Total comprehensive (loss)/income for the year	(111,649,000)		(70,087,000)		(20,254,000)
Acquisition of treasury shares					(21,305,000)
Equity-settled share based payments	198,000		2,085,000		818,000
Dividends paid	(33,553,000)	$ (44,010,000)	(10,718,000)	$ (14,665,000)	(23,229,000)	$ (29,554,000)
Balance at end of the year	127,508,000		272,512,000		351,232,000
Share capital
Balance at beginning of the year	53,000		53,000		53,000
Balance at end of the year	53,000		53,000		53,000
Share premium
Balance at beginning of the year	68,822,000		68,822,000		68,822,000
Balance at end of the year	68,822,000		68,822,000		68,822,000
Treasury shares
Balance at beginning of the year	(21,305,000)		(21,305,000)
Acquisition of treasury shares					(21,305,000)
Balance at end of the year	(21,305,000)		(21,305,000)		(21,305,000)
Retained (deficit)/earnings
Balance at beginning of the year	(13,652,000)		87,197,000		132,841,000
(Loss)/profit for the year	(115,510,000)		(92,216,000)		(23,233,000)
Total comprehensive (loss)/income for the year	(115,510,000)		(92,216,000)		(23,233,000)
Equity-settled share based payments	198,000		2,085,000		818,000
Dividends paid	(33,553,000)		(10,718,000)		(23,229,000)
Balance at end of the year	(170,042,000)		(13,652,000)		87,197,000
Parent
Balance at beginning of the year	309,683,000		311,852,000		313,925,000
(Loss)/profit for the year	29,351,000		6,464,000		41,643,000
Total comprehensive (loss)/income for the year	29,351,000		6,464,000		41,643,000
Acquisition of treasury shares					(21,305,000)
Equity-settled share based payments	198,000		2,085,000		818,000
Dividends paid	(33,553,000)		(10,718,000)		(23,229,000)
Balance at end of the year	305,679,000		309,683,000		311,852,000
Parent | Share capital
Balance at beginning of the year	53,000		53,000		53,000
Balance at end of the year	53,000		53,000		53,000
Parent | Share premium
Balance at beginning of the year	68,822,000		68,822,000		68,822,000
Balance at end of the year	68,822,000		68,822,000		68,822,000
Parent | Treasury shares
Balance at beginning of the year	(21,305,000)		(21,305,000)
Acquisition of treasury shares					(21,305,000)
Balance at end of the year	(21,305,000)		(21,305,000)		(21,305,000)
Parent | Retained (deficit)/earnings
Balance at beginning of the year	262,113,000		264,282,000		245,050,000
(Loss)/profit for the year	29,351,000		6,464,000		41,643,000
Total comprehensive (loss)/income for the year	29,351,000		6,464,000		41,643,000
Equity-settled share based payments	198,000		2,085,000		818,000
Dividends paid	(33,553,000)		(10,718,000)		(23,229,000)
Balance at end of the year	£ 258,109,000		£ 262,113,000		£ 264,282,000